CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares
Statement of Financial Position [Abstract]
Allowance for credit losses | $	$ 17,974	$ 13,182
Common stock authorized (in shares)	125,000,000	125,000,000
Common stock issued (in shares)	74,774,827	74,774,827
Common stock outstanding (in shares)	60,427,562	63,249,843
Treasury stock (in shares)	14,347,265	11,524,984